HISTORY AND ORGANIZATION OF THE COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
History And Organization Of The Company 1	100.00%
History And Organization Of The Company 2	100.00%
History And Organization Of The Company 3	90.00%
History And Organization Of The Company 4	10.00%